Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Supplemental Data - Major Customers	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			30.00%		10.00%
Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%	10.00%	19.00%	10.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			13.00%		26.00%
Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	15.00%	11.00%	12.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%		16.00%
Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	9.00%	14.00%	9.00%	11.00%
Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	6.00%	7.00%	8.00%	6.00%